Label	Element	Value
Vest 10 Year Interest Rate Hedge ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	76.90%
Vest 10 Year Interest Rate Hedge ETF | Payer Swaption, 10-Year Interest Rate Swap, Expiration: 12/31/2025; Exercise Rate: 2.91% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.00%
Vest 10 Year Interest Rate Hedge ETF | Payer Swaption, 10-Year Interest Rate Swap, Expiration: 12/31/2025; Exercise Rate: 4.27% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Vest 10 Year Interest Rate Hedge ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%